5. Deferred Rent	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Deferred Rent

Deferred rent consists of the following at September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Landlord-funded leasehold improvements	$1,059,186	$900,989
Less accumulated amortization	(109,127)	(39,187)
Total (current portion $111,250)	950,059	861,802
Straight line rent adjustment	79,498	88,277
Total deferred rent	$1,029,557	$950,079

During the nine month period ended September 30, 2013, the Company recorded an additional $191,583 in deferred rent relating to leasehold improvements funded by the Company’s landlord as incentives under the facility lease, offset by payments to the landlord of $33,386.  During the three and nine month periods ended September 30, 2013, the Company recorded $23,925 and $69,940, respectively, in deferred rent amortization of these landlord funded leasehold improvements.

Straight line rent adjustment represents the difference between cash rent payments and the recognition of rent expense on a straight-line basis over the terms of the lease.

Deferred rent consists of the following at December 31, 2012 and 2011:

	2012	2011
Landlord-funded leasehold improvements	$900,989	$––
Less accumulated amortization	(39,187)	––
Total (current portion $111,250)	861,802	––
Straight line rent adjustment	88,277	12,267
Total deferred rent	$950,079	$12,267

During the year ended December 31, 2012, the Company recorded $900,989 in deferred rent relating to leasehold improvements funded by the Company’s landlord as incentives under the facility lease, which was amended in March 2012 and November 2012.  The deferred rent related to the leasehold improvements will be amortized over the life of the lease. Amortization commenced in the third quarter of 2012. During the year ended December 31, 2012 the Company recorded $39,187 in deferred rent amortization of these landlord funded leasehold improvements.

In addition, during the year ended December 31, 2012, the Company recorded deferred rent of $88,277 which represented the difference between cash rent payments and the recognition of rent expense on a straight-line basis over the terms of the lease.